United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2026

Date of reporting period: March 31, 2026

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 82.2%
Communication Services - 9.6%
Entertainment - 7.6%
ROBLOX Corp., Class AA	99,213	$5,611,487
Roku, Inc.A	67,013	6,340,770

		11,952,257

Interactive Media & Services - 2.0%
Alphabet, Inc., Class C	4,744	1,360,864
Meta Platforms, Inc., Class A	2,925	1,673,480

		3,034,344

Total Communication Services		14,986,601

Consumer Discretionary - 12.5%
Automobiles - 10.4%
Tesla, Inc.A	43,856	16,303,468

Broadline Retail - 2.1%
Amazon.com, Inc.A	15,764	3,283,168

Total Consumer Discretionary		19,586,636

Financials - 10.9%
Capital Markets - 8.7%
Coinbase Global, Inc., Class AA	39,901	6,967,114
Robinhood Markets, Inc., Class AA	96,662	6,698,676

		13,665,790

Consumer Finance - 0.6%
SoFi Technologies, Inc.A	61,231	972,348

Financial Services - 1.6%
Block, Inc.A	40,805	2,455,645

Total Financials		17,093,783

Health Care - 22.7%
Biotechnology - 12.0%
Beam Therapeutics, Inc.A	223,757	5,332,129
Intellia Therapeutics, Inc.A	267,598	3,430,606
Natera, Inc.A	10,221	2,044,098
Recursion Pharmaceuticals, Inc., Class AA B	608,953	1,869,486
Twist Bioscience Corp.A	94,745	4,502,282
Veracyte, Inc.A	48,279	1,555,067

		18,733,668

Health Care Equipment & Supplies - 0.3%
Cerus Corp.A B	276,785	503,749

Health Care Providers & Services - 0.9%
GeneDx Holdings Corp.A	21,396	1,374,051

Life Sciences Tools & Services - 9.5%
10X Genomics, Inc., Class AA	183,165	3,888,593
Illumina, Inc.A	17,688	2,180,223
Pacific Biosciences of California, Inc.A	575,740	759,977
Tempus AI, Inc., Class AA B	177,887	8,044,050

		14,872,843

Total Health Care		35,484,311

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 82.2% (continued)
Industrials - 4.9%
Aerospace & Defense - 3.8%
Archer Aviation, Inc., Class AA B	500,400	$2,587,068
BWX Technologies, Inc.	8,591	1,756,773
Kratos Defense & Security Solutions, Inc.A	23,519	1,658,325

		6,002,166

Machinery - 1.1%
Deere & Co.	2,991	1,684,831

Total Industrials		7,686,997

Information Technology - 21.6%
IT Services - 2.0%
CoreWeave, Inc., Class AA B	41,496	3,214,695

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc.A	31,731	6,455,037
Broadcom, Inc.	5,135	1,589,334
NVIDIA Corp.	14,941	2,605,710
Teradyne, Inc.	10,417	3,088,224

		13,738,305

Software - 10.8%
BitMine Immersion Technologies, Inc.B	168,980	3,342,425
Circle Internet Group, Inc.A	74,452	7,103,465
Figma, Inc., Class AA B	42,792	904,623
Palantir Technologies, Inc., Class AA	38,351	5,609,984

		16,960,497

Total Information Technology		33,913,497

Total Common Stocks (Cost $89,355,873)		128,751,825

FOREIGN COMMON STOCKS - 17.0%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Baidu, Inc., ADRA B	13,569	1,511,858

Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Alibaba Group Holding Ltd., ADR	11,132	1,396,621

Financials - 2.7%
Capital Markets - 2.7%
BullishA	119,696	4,276,738

Health Care - 6.2%
Biotechnology - 6.2%
CRISPR Therapeutics AGA	204,216	9,714,555

Information Technology - 6.2%
IT Services - 4.8%
Shopify, Inc., Class AA	63,535	7,536,522

Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,515	2,201,744

Total Information Technology		9,738,266

Total Foreign Common Stocks (Cost $20,497,832)		26,638,038

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.9% (Cost $1,447,837)
Investment Companies - 0.9%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	1,447,837	$1,447,837

SECURITIES LENDING COLLATERAL - 1.2% (Cost $1,938,895)
Investment Companies - 1.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%C D	1,938,895	1,938,895

TOTAL INVESTMENTS - 101.3% (Cost $113,240,437)		158,776,595
LIABILITIES, NET OF OTHER ASSETS - (1.3%)		(1,975,303)

TOTAL NET ASSETS - 100.0%		$156,801,292

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at March 31, 2026.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$128,751,825	$—	$—	$128,751,825
Foreign Common Stocks	26,638,038	—	—	26,638,038
Short-Term Investments	1,447,837	—	—	1,447,837
Securities Lending Collateral	1,938,895	—	—	1,938,895

Total Investments in Securities - Assets	$158,776,595	$—	$—	$158,776,595

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.6%
Communication Services - 20.4%
Entertainment - 12.0%
Lionsgate Studios Corp.A	371,604	$3,563,682
Starz Entertainment Corp.A	35,993	413,920
Walt Disney Co.	26,275	2,532,385

		6,509,987

Interactive Media & Services - 8.4%
Alphabet, Inc., Class C	5,895	1,691,040
Pinterest, Inc., Class AA	154,675	2,836,739

		4,527,779

Total Communication Services		11,037,766

Consumer Discretionary - 11.5%
Hotels, Restaurants & Leisure - 2.8%
Penn Entertainment, Inc.A	101,450	1,524,793

Leisure Products - 4.2%
Callaway Golf Co.A	164,475	2,282,913

Textiles, Apparel & Luxury Goods - 4.5%
Deckers Outdoor Corp.A	24,445	2,446,700

Total Consumer Discretionary		6,254,406

Consumer Staples - 6.2%
Consumer Staples Distribution & Retail - 6.2%
Albertsons Cos., Inc., Class A	100,235	1,708,005
Maplebear, Inc.A	43,905	1,644,681

		3,352,686

Total Consumer Staples		3,352,686

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Devon Energy Corp.	42,120	2,119,478

Financials - 21.3%
Banks - 8.9%
Bank of America Corp.	46,205	2,252,494
Truist Financial Corp.	55,505	2,551,565

		4,804,059

Capital Markets - 6.8%
FactSet Research Systems, Inc.	13,185	2,861,013
Nasdaq, Inc.	9,545	810,275

		3,671,288

Financial Services - 5.6%
Berkshire Hathaway, Inc., Class BA	6,405	3,069,276

Total Financials		11,544,623

Health Care - 9.2%
Health Care Equipment & Supplies - 4.9%
Zimmer Biomet Holdings, Inc.	29,450	2,662,869

Pharmaceuticals - 4.3%
Elanco Animal Health, Inc.A	96,040	2,298,237

Total Health Care		4,961,106

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.6% (continued)
Industrials - 3.4%
Aerospace & Defense - 2.3%
L3Harris Technologies, Inc.	3,680	$1,270,152

Building Products - 1.1%
Owens Corning	5,360	580,059

Total Industrials		1,850,211

Information Technology - 12.0%
IT Services - 1.9%
Gartner, Inc.A	6,535	1,034,752

Semiconductors & Semiconductor Equipment - 2.2%
Micron Technology, Inc.	3,600	1,216,224

Software - 7.9%
NCR Voyix Corp.A	316,400	2,002,812
Tenable Holdings, Inc.A	133,775	2,262,804

		4,265,616

Total Information Technology		6,516,592

Materials - 8.7%
Chemicals - 1.6%
Axalta Coating Systems Ltd.A	30,315	839,726

Construction Materials - 4.5%
Amrize Ltd.A	43,565	2,440,511

Containers & Packaging - 2.6%
Graphic Packaging Holding Co.	142,985	1,421,271

Total Materials		4,701,508

Total Common Stocks (Cost $46,433,243)		52,338,376

FOREIGN COMMON STOCKS - 2.4% (Cost $1,786,792)
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 2.4%
Genius Sports Ltd.A	292,725	1,296,772

SHORT-TERM INVESTMENTS - 1.2% (Cost $657,032)
Investment Companies - 1.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%B C	657,032	657,032

TOTAL INVESTMENTS - 100.2% (Cost $48,877,067)		54,292,180
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(85,117)

TOTAL NET ASSETS - 100.0%		$54,207,063

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$52,338,376	$—	$—	$52,338,376
Foreign Common Stocks	1,296,772	—	—	1,296,772
Short-Term Investments	657,032	—	—	657,032

Total Investments in Securities - Assets	$54,292,180	$—	$—	$54,292,180

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.1%
Communication Services - 17.7%
Entertainment - 16.8%
Atlanta Braves Holdings, Inc., Class CA	22,951	$980,008
Lionsgate Studios Corp.A	155,464	1,490,900
Madison Square Garden Sports Corp.A	3,438	1,104,973
Starz Entertainment Corp.A	11,908	136,942

		3,712,823

Interactive Media & Services - 0.9%
Pinterest, Inc., Class AA	10,600	194,404

Total Communication Services		3,907,227

Consumer Discretionary - 8.6%
Hotels, Restaurants & Leisure - 2.8%
Penn Entertainment, Inc.A	41,425	622,618

Leisure Products - 4.4%
Callaway Golf Co.A	70,625	980,275

Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp.A	3,000	300,270

Total Consumer Discretionary		1,903,163

Consumer Staples - 6.6%
Food Products - 3.6%
Lamb Weston Holdings, Inc.	8,250	348,645
Simply Good Foods Co.A	31,925	458,123

		806,768

Personal Products - 3.0%
BellRing Brands, Inc.A	40,675	654,461

Total Consumer Staples		1,461,229

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Permian Resources Corp., Class A	40,000	852,800

Financials - 16.8%
Banks - 8.2%
Ameris Bancorp	8,900	694,111
Pinnacle Financial Partners, Inc.	12,834	1,105,521

		1,799,632

Capital Markets - 8.6%
Donnelley Financial Solutions, Inc.A	21,853	1,030,150
FactSet Research Systems, Inc.	4,000	867,960

		1,898,110

Total Financials		3,697,742

Health Care - 5.2%
Life Sciences Tools & Services - 1.0%
Avantor, Inc.A	28,200	221,088

Pharmaceuticals - 4.2%
Elanco Animal Health, Inc.A	38,617	924,105

Total Health Care		1,145,193

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.1% (continued)
Industrials - 2.7%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	2,362	$483,005

Building Products - 0.5%
Owens Corning	1,075	116,337

Total Industrials		599,342

Information Technology - 20.5%
Semiconductors & Semiconductor Equipment - 2.2%
MKS, Inc.	2,115	486,048

Software - 18.3%
Blackbaud, Inc.A	25,925	1,000,964
Dolby Laboratories, Inc., Class A	15,780	947,747
NCR Voyix Corp.A	166,700	1,055,211
Tenable Holdings, Inc.A	60,225	1,018,706

		4,022,628

Total Information Technology		4,508,676

Materials - 13.1%
Chemicals - 10.4%
Ashland, Inc.	19,300	1,073,273
Axalta Coating Systems Ltd.A	28,830	798,591
Ecovyst, Inc.A	32,199	414,079

		2,285,943

Containers & Packaging - 2.7%
Graphic Packaging Holding Co.	59,431	590,744

Total Materials		2,876,687

Total Common Stocks (Cost $21,166,468)		20,952,059

FOREIGN COMMON STOCKS - 3.8% (Cost $1,799,781)
Consumer Discretionary - 3.8%
Hotels, Restaurants & Leisure - 3.8%
Genius Sports Ltd.A	187,095	828,831

SHORT-TERM INVESTMENTS - 1.3% (Cost $286,690)
Investment Companies - 1.3%
American Beacon U.S. Government Money Market Select Fund, 3.56%B C	286,690	286,690

TOTAL INVESTMENTS - 100.2% (Cost $23,252,939)		22,067,580
LIABILITIES, NET OF OTHER ASSETS - (0.2%)		(36,234)

TOTAL NET ASSETS - 100.0%		$22,031,346

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$20,952,059	$—	$—	$20,952,059
Foreign Common Stocks	828,831	—	—	828,831
Short-Term Investments	286,690	—	—	286,690

Total Investments in Securities - Assets	$22,067,580	$—	$—	$22,067,580

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 94.9%
COMMON STOCKS - 0.7% (Cost $2,022,064)
Industrials - 0.7%
Machinery - 0.7%
Chart Industries, Inc.A	12,866	$2,660,046

WARRANTS - 0.0% (Cost $0)
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
GameStop Corp., A	5,931	22,894

CONVERTIBLE PREFERRED STOCKS - 10.4%
Financials - 2.8%
Capital Markets - 1.5%
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	79,408	2,934,920
KKR & Co., Inc., Series D, 6.250%, Due 3/1/2028	53,233	2,135,175

		5,070,095

Financial Services - 1.3%
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	17,147	1,006,505
Shift4 Payments, Inc., 6.000%, Due 5/1/2028	68,519	3,644,526

		4,651,031

Total Financials		9,721,126

Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Bruker Corp., 6.375%, Due 9/1/2028A	4,159	1,198,998

Industrials - 0.2%
Aerospace & Defense - 0.2%
VSE Corp., 5.750%, Due 2/1/2029A	11,400	573,420

Information Technology - 2.3%
Software - 1.2%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)B	2,476	2,417,938
Oracle Corp., Series D, 6.500%, Due 1/15/2029A	37,314	1,679,503

		4,097,441

Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	61,895	4,012,653

Total Information Technology		8,110,094

Materials - 2.4%
Chemicals - 2.4%
Albemarle Corp., 7.250%, Due 3/1/2027	108,383	7,754,699
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	902,880

		8,657,579

Total Materials		8,657,579

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 94.9% (continued)
CONVERTIBLE PREFERRED STOCKS - 10.4% (continued)
Utilities - 2.4%
Electric Utilities - 2.4%
NextEra Energy, Inc., 7.375%, Due 2/15/2029A	65,827	$3,300,566
PPL Corp., 7.000%, Due 2/15/2029A	89,074	4,568,605
Southern Co., Series A, 7.125%, Due 12/15/2028A	10,939	564,785

		8,433,956

Total Utilities		8,433,956

Total Convertible Preferred Stocks (Cost $35,755,229)		36,695,173

PREFERRED STOCKS - 1.7%
Financials - 1.7%
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Adamas Trust, Inc.,
Series E, 10.831%, (3 mo. USD LIBOR + 6.429%)B C	1,078	26,368
Series F, 6.875%, (1 day USD SOFR + 6.130%)B C	26,097	612,758
AGNC Investment Corp.,
Series E, 8.937%, (3 mo. USD Term SOFR + 5.255%)B C	3,313	82,692
Series F, 8.641%, (3 mo. USD Term SOFR + 4.959%)B C	64,916	1,575,511
MFA Financial, Inc., Series C, 9.289%, (3 mo. USD Term SOFR + 5.607%)B C	85,968	1,819,943
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	175,560
Rithm Capital Corp.,
Series B, 9.584%, (3 mo. USD Term SOFR + 5.902%)B C	17,847	432,611
Series C, 8.913%, (3 mo. USD Term SOFR + 5.231%)B C	64,479	1,461,094

		6,186,537

Total Financials		6,186,537

Total Preferred Stocks (Cost $6,317,274)		6,186,537

	Principal Amount
CONVERTIBLE OBLIGATIONS - 68.1%
Basic Materials - 1.9%
Mining - 1.9%
Centrus Energy Corp., 2.250%, Due 11/1/2030D	$1,519,000	3,080,532
Century Aluminum Co., 2.750%, Due 5/1/2028D	1,136,000	3,571,016

		6,651,548

Total Basic Materials		6,651,548

Communications - 8.2%
Internet - 3.0%
Hims & Hers Health, Inc., Due 5/15/2030D E F	2,366,000	1,764,351
Snap, Inc., 0.500%, Due 5/1/2030D	4,380,000	3,512,760
Wayfair, Inc., 3.500%, Due 11/15/2028D	1,907,000	3,324,855
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	939,820
3.625%, Due 3/1/2028D E	1,020,000	999,600

		10,541,386

Media - 4.2%
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028D	5,160,000	5,355,700
Sphere Entertainment Co., 3.500%, Due 12/1/2028D	2,859,000	9,609,099

		14,964,799

Telecommunications - 1.0%
ADTRAN Holdings, Inc., 3.750%, Due 9/15/2030D E	701,000	940,526
AST SpaceMobile, Inc., 2.000%, Due 1/15/2036E	1,788,000	1,886,340
BlackSky Technology, Inc., 8.250%, Due 8/1/2033D E	641,000	770,803

		3,597,669

Total Communications		29,103,854

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 94.9% (continued)
CONVERTIBLE OBLIGATIONS - 68.1% (continued)
Consumer, Cyclical - 5.6%
Entertainment - 3.4%
DraftKings Holdings, Inc., Due 3/15/2028D F	$3,211,000	$2,889,900
Live Nation Entertainment, Inc.,
3.125%, Due 1/15/2029D	3,386,000	5,143,334
2.875%, Due 10/15/2031E	529,000	536,839
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027D	3,662,000	3,515,520

		12,085,593

Leisure Time - 0.7%
NCL Corp. Ltd., 0.750%, Due 9/15/2030D E	2,585,000	2,398,181

Retail - 1.5%
Cheesecake Factory, Inc., 2.000%, Due 3/15/2030D	3,587,000	3,646,186
GameStop Corp., Due 6/15/2032D E F	1,715,000	1,769,022

		5,415,208

Total Consumer, Cyclical		19,898,982

Consumer, Non-Cyclical - 18.9%
Biotechnology - 2.1%
Arrowhead Pharmaceuticals, Inc., Due 1/15/2032F	231,000	238,993
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029D	3,754,000	4,197,441
Celcuity, Inc., 2.750%, Due 8/1/2031D	310,000	754,230
Cogent Biosciences, Inc., 1.625%, Due 11/15/2031D	140,000	171,360
Ionis Pharmaceuticals, Inc., 1.750%, Due 6/15/2028D	1,437,000	2,164,481

		7,526,505

Commercial Services - 1.8%
Affirm Holdings, Inc., Due 11/15/2026D F	1,394,000	1,348,695
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029D	3,645,000	3,355,678
Block, Inc., 0.250%, Due 11/1/2027D	1,722,000	1,609,209

		6,313,582

Health Care - Products - 8.1%
CONMED Corp., 2.250%, Due 6/15/2027D	3,716,000	3,597,088
Enovis Corp., 3.875%, Due 10/15/2028D	4,511,000	4,346,348
Exact Sciences Corp., 0.375%, Due 3/15/2027D	720,000	772,416
2.000%, Due 3/1/2030E	2,998,000	4,249,665
Guardant Health, Inc., Due 5/15/2033D E F	213,000	226,172
Haemonetics Corp., 2.500%, Due 6/1/2029D	3,485,000	3,317,023
Integer Holdings Corp., 1.875%, Due 3/15/2030D	3,929,000	3,746,302
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D	2,490,000	2,810,588
Omnicell, Inc., 1.000%, Due 12/1/2029D	3,821,000	3,708,758
Tempus AI, Inc., 0.750%, Due 7/15/2030D E	1,904,000	1,812,608

		28,586,968

Health Care - Services - 1.3%
Alignment Healthcare, Inc., 4.250%, Due 11/15/2029	1,041,000	1,463,256
Oscar Health, Inc., 2.250%, Due 9/1/2030D E	2,061,000	1,858,816
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,469,160

		4,791,232

Household Products/Wares - 0.9%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029D	3,079,000	3,069,147

Pharmaceuticals - 4.7%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029D	3,425,000	3,970,260
Dexcom, Inc., 0.375%, Due 5/15/2028D	1,401,000	1,290,321
Indivior Pharmaceuticals, Inc., 0.625%, Due 3/15/2031E	687,000	699,022
Jazz Investments I Ltd., 3.125%, Due 9/15/2030D	4,165,000	5,897,640

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 94.9% (continued)
CONVERTIBLE OBLIGATIONS - 68.1% (continued)
Consumer, Non-Cyclical - 18.9% (continued)
Pharmaceuticals - 4.7% (continued)
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029D	$704,000	$2,099,328
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029D	2,785,000	2,682,512

		16,639,083

Total Consumer, Non-Cyclical		66,926,517

Energy - 2.0%
Coal - 0.8%
Peabody Energy Corp., 3.250%, Due 3/1/2028D	1,484,000	2,726,108

Energy - Alternate Sources - 1.2%
Plug Power, Inc., 6.750%, Due 12/1/2033D E	708,000	795,514
SolarEdge Technologies, Inc., 2.250%, Due 7/1/2029D	1,040,000	1,782,560
Sunrun, Inc., 4.000%, Due 3/1/2030D	1,383,000	1,646,620

		4,224,694

Oil & Gas - 0.0%
Crescent Energy Co., 2.750%, Due 3/15/2031E	171,000	196,308

Total Energy		7,147,110

Financial - 8.3%
Diversified Financial Services - 2.0%
Dave, Inc., Due 4/1/2031E F	344,000	325,424
EZCORP, Inc., 3.750%, Due 12/15/2029D E	1,023,000	2,415,028
WisdomTree, Inc., 4.625%, Due 8/15/2030D E	3,780,000	4,108,860

		6,849,312

Investment Companies - 1.7%
Capital Southwest Corp., 5.125%, Due 11/15/2029D	1,635,000	1,666,065
Terawulf, Inc., 2.750%, Due 2/1/2030E	2,148,000	4,169,268

		5,835,333

Real Estate - 0.4%
Compass, Inc., 0.250%, Due 4/15/2031E	1,788,000	1,496,556

REITS - 4.2%
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027D	3,949,000	3,909,510
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026	1,606,000	1,564,281
1.625%, Due 1/15/2030D E	1,753,000	1,796,825
PennyMac Corp., 8.500%, Due 6/1/2029	1,025,000	1,064,042
Redwood Trust, Inc., 7.750%, Due 6/15/2027D	6,529,000	6,594,290

		14,928,948

Total Financial		29,110,149

Industrial - 3.3%
Aerospace/Defense - 0.4%
Joby Aviation, Inc., 0.750%, Due 2/15/2032	1,698,000	1,454,974

Electronics - 1.5%
Itron, Inc., Due 3/15/2032E F	1,694,000	1,605,912
OSI Systems, Inc.,
2.250%, Due 8/1/2029D	1,999,000	3,061,468
0.500%, Due 2/1/2031E	708,000	722,514

		5,389,894

Machinery - Construction & Mining - 0.5%
BWX Technologies, Inc., Due 11/1/2030D E F	1,788,000	1,852,368

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 94.9% (continued)
CONVERTIBLE OBLIGATIONS - 68.1% (continued)
Industrial - 3.3% (continued)
Trucking & Leasing - 0.9%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028D	$2,592,000	$2,989,613

Total Industrial		11,686,849

Technology - 16.2%
Computers - 4.6%
Parsons Corp., 2.625%, Due 3/1/2029D	1,384,000	1,361,856
Rapid7, Inc., 1.250%, Due 3/15/2029D	1,373,000	1,149,888
Super Micro Computer, Inc., 3.500%, Due 3/1/2029	2,744,000	2,187,950
Varonis Systems, Inc., 1.000%, Due 9/15/2029	3,890,000	3,388,660
Western Digital Corp., 3.000%, Due 11/15/2028	942,000	6,743,024
Zscaler, Inc., Due 7/15/2028E F	1,720,000	1,562,442

		16,393,820

Semiconductors - 3.4%
Cohu, Inc., 1.500%, Due 1/15/2031D E	1,430,000	1,920,490
Microchip Technology, Inc., Due 2/15/2030E F	1,696,000	1,654,448
MKS, Inc., 1.250%, Due 6/1/2030D	2,279,000	3,764,908
ON Semiconductor Corp., 0.500%, Due 3/1/2029D	3,040,000	2,971,600
Ultra Clean Holdings, Inc., Due 3/15/2031E F	1,692,000	1,790,136

		12,101,582

Software - 8.2%
Akamai Technologies, Inc., 1.125%, Due 2/15/2029	2,038,000	2,329,026
Box, Inc., 1.500%, Due 9/15/2029	2,847,000	2,609,276
Commvault Systems, Inc., Due 9/15/2030E F	1,393,000	1,126,241
CSG Systems International, Inc., 3.875%, Due 9/15/2028D	3,447,000	4,193,275
DigitalOcean Holdings, Inc., Due 8/15/2030D E F	1,387,000	3,175,537
Five9, Inc., 1.000%, Due 3/15/2029D	2,105,000	1,826,088
Jamf Holding Corp., 0.125%, Due 9/1/2026	340,000	338,300
Nutanix, Inc., 0.500%, Due 12/15/2029	2,938,000	2,648,622
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D	1,979,000	2,270,902
Planet Labs PBC, 0.500%, Due 10/15/2030D E	699,000	1,757,985
Progress Software Corp., 3.500%, Due 3/1/2030D	3,626,000	3,221,338
Snowflake, Inc., Due 10/1/2027F	1,712,000	2,021,872
Unity Software, Inc., Due 3/15/2030D F	1,388,000	1,381,893

		28,900,355

Total Technology		57,395,757

Utilities - 3.7%
Electric - 3.7%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026D	3,038,000	3,598,511
Duke Energy Corp., 4.125%, Due 4/15/2026	2,474,000	2,726,348
Ormat Technologies, Inc., 1.500%, Due 3/15/2031, Series AE	687,000	712,556
PG&E Corp., 4.250%, Due 12/1/2027D	5,727,000	5,930,170

		12,967,585

Total Utilities		12,967,585

Total Convertible Obligations (Cost $209,090,783)		240,888,351

FOREIGN CONVERTIBLE OBLIGATIONS - 8.8%
Basic Materials - 2.9%
Mining - 2.9%
Equinox Gold Corp., 4.750%, Due 10/15/2028D	2,940,000	7,086,870
Fortuna Mining Corp., 3.750%, Due 6/30/2029D	1,670,000	2,894,945
i-80 Gold Corp., 3.750%, Due 4/15/2031E	344,000	382,700

		10,364,515

Total Basic Materials		10,364,515

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 94.9% (continued)
FOREIGN CONVERTIBLE OBLIGATIONS - 8.8% (continued)
Communications - 1.0%
Internet - 1.0%
Wix.com Ltd., Due 9/15/2030D E F	$4,258,000	$3,523,495

Consumer, Non-Cyclical - 1.2%
Biotechnology - 0.5%
CRISPR Therapeutics AG, 1.731%, Due 3/1/2031E	1,720,000	1,681,300

Pharmaceuticals - 0.7%
Ascendis Pharma AS, 2.250%, Due 4/1/2028D	1,752,000	2,570,184

Total Consumer, Non-Cyclical		4,251,484

Energy - 1.7%
Energy - Alternate Sources - 0.8%
Canadian Solar, Inc., 3.250%, Due 1/15/2031E	3,096,000	2,448,936
T1 Energy, Inc., 5.250%, Due 12/1/2030	355,000	369,967

		2,818,903

Oil & Gas - 0.9%
Kosmos Energy Ltd., 3.125%, Due 3/15/2030	3,991,000	3,111,129

Total Energy		5,930,032

Financial - 0.3%
Investment Companies - 0.3%
IREN Ltd.,
0.250%, Due 6/1/2032E	571,000	498,198
1.000%, Due 6/1/2033, Series 33D E	714,000	627,249

		1,125,447

Total Financial		1,125,447

Technology - 1.7%
Computers - 0.8%
Check Point Software Technologies Ltd., Due 12/15/2030D E F	2,887,000	2,684,910

Software - 0.9%
Nebius Group NV,
1.000%, Due 9/15/2030E	1,321,000	1,418,424
1.250%, Due 3/15/2031E	516,000	495,721
2.750%, Due 9/15/2032E	1,403,000	1,464,732

		3,378,877

Total Technology		6,063,787

Total Foreign Convertible Obligations (Cost $27,138,544)		31,258,760

	Shares
SHORT TERM INVESTMENTS - 5.2% (Cost $18,321,905)
Investment Companies - 5.2%
American Beacon U.S. Government Money Market Select Fund, 3.56%G H	18,321,905	18,321,905

Total Securities Held Long (Cost $298,645,799)		336,033,666

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (42.5%)
Common Stocks - (42.5%)
Communication Services - (4.6%)
Diversified Telecommunication Services - (0.4%)
AST SpaceMobile, Inc.A	(16,324)	$(1,352,770)

Entertainment - (3.7%)
Live Nation Entertainment, Inc.A	(27,985)	(4,267,992)
Sphere Entertainment Co.A	(76,450)	(8,975,230)

		(13,243,222)

Interactive Media & Services - (0.1%)
Snap, Inc., Class AA	(58,351)	(268,414)
Ziff Davis, Inc.A	(529)	(22,197)

		(290,611)

Media - (0.4%)
Sirius XM Holdings, Inc.	(58,087)	(1,340,648)

Total Communication Services		(16,227,251)

Consumer Discretionary - (1.7%)
Hotels, Restaurants & Leisure - (0.7%)
Cheesecake Factory, Inc.	(29,773)	(1,630,072)
DraftKings, Inc., Class AA	(819)	(17,707)
Norwegian Cruise Line Holdings Ltd.A	(42,429)	(793,422)

		(2,441,201)

Specialty Retail - (1.0%)
GameStop Corp., Class AA	(40,575)	(934,848)
Wayfair, Inc., Class AA	(36,144)	(2,718,390)

		(3,653,238)

Total Consumer Discretionary		(6,094,439)

Consumer Staples - (0.2%)
Household Products - (0.2%)
Spectrum Brands Holdings, Inc.	(8,544)	(629,693)

Energy - (1.6%)
Oil, Gas & Consumable Fuels - (1.6%)
Centrus Energy Corp., Class AA	(15,391)	(2,671,724)
Crescent Energy Co., Class A	(8,050)	(108,675)
Kosmos Energy Ltd.A	(233,920)	(650,297)
Peabody Energy Corp.	(70,346)	(2,317,901)

		(5,748,597)

Total Energy		(5,748,597)

Financials - (3.5%)
Capital Markets - (1.7%)
ARES Management Corp., Class A	(22,460)	(2,450,386)
KKR & Co., Inc.	(18,382)	(1,700,335)
WisdomTree, Inc.	(120,957)	(1,761,134)

		(5,911,855)

Consumer Finance - (0.6%)
Dave, Inc.A	(895)	(155,811)
EZCORP, Inc., Class AA	(84,330)	(2,140,295)

		(2,296,106)

Financial Services - (1.1%)
Apollo Global Management, Inc.	(8,470)	(943,727)
Block, Inc.A	(276)	(16,610)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (42.5%) (continued)
Common Stocks - (42.5%) (continued)
Financials - (3.5%) (continued)
Financial Services - (1.1%) (continued)
Shift4 Payments, Inc., Class AA	(64,750)	$(2,831,517)

		(3,791,854)

Insurance - (0.1%)
Oscar Health, Inc., Class AA	(50,363)	(577,664)

Total Financials		(12,577,479)

Health Care - (6.5%)
Biotechnology - (2.4%)
Arrowhead Pharmaceuticals, Inc.A	(1,965)	(123,205)
Ascendis Pharma ASA	(8,591)	(1,965,019)
Bridgebio Pharma, Inc.A	(20,977)	(1,557,752)
Celcuity, Inc.A	(5,005)	(571,271)
Cogent Biosciences, Inc.A	(2,183)	(84,024)
CRISPR Therapeutics AGA	(14,654)	(697,091)
Ionis Pharmaceuticals, Inc.A	(21,785)	(1,635,836)
Mirum Pharmaceuticals, Inc.A	(20,945)	(1,934,899)

		(8,569,097)

Health Care Equipment & Supplies - (1.3%)
CONMED Corp.	(1,352)	(47,807)
Dexcom, Inc.A	(1,394)	(87,543)
Enovis Corp.A	(16,448)	(374,192)
Haemonetics Corp.A	(10,928)	(615,902)
Integer Holdings Corp.A	(9,100)	(800,800)
LeMaitre Vascular, Inc.	(13,037)	(1,423,249)
Omnicell, Inc.A	(36,251)	(1,210,059)

		(4,559,552)

Health Care Providers & Services - (0.4%)
Alignment Healthcare, Inc.A	(50,353)	(887,220)
Guardant Health, Inc.A	(1,278)	(118,049)
Hims & Hers Health, Inc.A	(15,949)	(331,101)

		(1,336,370)

Life Sciences Tools & Services - (0.4%)
Bruker Corp.	(25,922)	(936,302)
Tempus AI, Inc., Class AA	(14,118)	(638,416)

		(1,574,718)

Pharmaceuticals - (2.0%)
Collegium Pharmaceutical, Inc.A	(66,666)	(2,204,645)
Indivior Pharmaceuticals, Inc.A	(10,305)	(314,096)
Jazz Pharmaceuticals PLCA	(19,500)	(3,686,475)
Pacira BioSciences, Inc.A	(33,117)	(748,444)

		(6,953,660)

Total Health Care		(22,993,397)

Industrials - (3.4%)
Aerospace & Defense - (0.4%)
BWX Technologies, Inc.	(4,343)	(888,100)
VSE Corp.	(2,138)	(394,247)

		(1,282,347)

Electrical Equipment - (0.4%)
Plug Power, Inc.A	(174,472)	(394,307)
Sunrun, Inc.A	(61,933)	(839,811)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (42.5%) (continued)
Common Stocks - (42.5%) (continued)
Industrials - (3.4%) (continued)
Electrical Equipment - (0.4%) (continued)
T1 Energy, Inc.A	(39,853)	$(174,955)

		(1,409,073)

Machinery - (1.1%)
Chart Industries, Inc.A	(12,866)	(2,660,045)
Greenbrier Cos., Inc.	(25,715)	(1,353,895)

		(4,013,940)

Passenger Airlines - (0.2%)
Joby Aviation, Inc.A	(82,522)	(681,632)

Professional Services - (1.3%)
BlackSky Technology, Inc.A	(12,043)	(303,002)
CSG Systems International, Inc.	(30,183)	(2,412,829)
Parsons Corp.A	(4,785)	(259,203)
Planet Labs PBCA	(53,970)	(1,508,462)

		(4,483,496)

Total Industrials		(11,870,488)

Information Technology - (11.6%)
Communications Equipment - (0.2%)
ADTRAN Holdings, Inc.A	(46,238)	(581,674)

Electronic Equipment, Instruments & Components - (1.0%)
Itron, Inc.A	(8,876)	(795,556)
OSI Systems, Inc.A	(9,990)	(2,652,445)

		(3,448,001)

IT Services - (1.6%)
Akamai Technologies, Inc.A	(10,400)	(1,194,440)
DigitalOcean Holdings, Inc.A	(31,579)	(2,708,847)
Snowflake, Inc.A	(7,169)	(1,081,228)
Wix.com Ltd.A	(9,013)	(811,801)

		(5,796,316)

Semiconductors & Semiconductor Equipment - (2.4%)
Canadian Solar, Inc.A	(75,629)	(1,047,462)
Cohu, Inc.A	(42,188)	(1,291,797)
Microchip Technology, Inc.	(7,007)	(452,722)
MKS, Inc.	(12,562)	(2,886,873)
ON Semiconductor Corp.A	(13,010)	(805,579)
SolarEdge Technologies, Inc.A	(24,531)	(1,252,308)
Ultra Clean Holdings, Inc.A	(14,114)	(877,608)

		(8,614,349)

Software - (3.4%)
Alarm.com Holdings, Inc.A	(11,371)	(491,113)
Box, Inc., Class AA	(23,453)	(554,429)
Check Point Software Technologies Ltd.A	(4,173)	(596,113)
Commvault Systems, Inc.A	(2,463)	(191,843)
Five9, Inc.A	(2,911)	(44,160)
IREN Ltd.A	(21,330)	(731,192)
NCR Voyix Corp.A	(51,081)	(323,343)
Nebius Group NVA	(16,034)	(1,663,688)
Nutanix, Inc., Class AA	(14,419)	(548,066)
Oracle Corp.	(7,286)	(1,071,843)
Pagaya Technologies Ltd., Class AA	(114,584)	(1,334,904)
Progress Software Corp.A	(15,085)	(386,930)
Rapid7, Inc.A	(3,176)	(17,500)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (42.5%) (continued)
Common Stocks - (42.5%) (continued)
Information Technology - (11.6%) (continued)
Software - (3.4%) (continued)
Terawulf, Inc.A	(222,481)	$(3,210,401)
Unity Software, Inc.A	(23,091)	(506,617)
Varonis Systems, Inc.A	(18,116)	(388,951)
Zscaler, Inc.A	(715)	(100,307)

		(12,161,400)

Technology Hardware, Storage & Peripherals - (3.0%)
Hewlett Packard Enterprise Co.	(140,465)	(3,344,472)
Super Micro Computer, Inc.A	(16,601)	(378,005)
Western Digital Corp.	(24,746)	(6,693,545)

		(10,416,022)

Total Information Technology		(41,017,762)

Materials - (5.4%)
Chemicals - (2.0%)
Albemarle Corp.	(40,515)	(7,273,658)

Metals & Mining - (3.4%)
Century Aluminum Co.A	(57,294)	(3,362,585)
Equinox Gold Corp.	(434,162)	(6,277,983)
Fortuna Mining Corp.A	(218,036)	(2,165,097)
i-80 Gold Corp.A	(122,216)	(185,768)

		(11,991,433)

Total Materials		(19,265,091)

Real Estate - (0.4%)
Hotel & Resort REITs - (0.3%)
Pebblebrook Hotel Trust	(69,697)	(880,273)

Real Estate Management & Development - (0.1%)
Compass, Inc., Class AA	(67,942)	(496,656)

Total Real Estate		(1,376,929)

Utilities - (3.6%)
Electric Utilities - (2.6%)
Duke Energy Corp.	(16,665)	(2,182,115)
NextEra Energy, Inc.	(24,094)	(2,237,851)
PG&E Corp.	(87,561)	(1,538,447)
PPL Corp.	(77,221)	(2,949,842)
Southern Co.	(3,105)	(299,695)

		(9,207,950)

Independent Power & Renewable Electricity Producers - (0.1%)
Ormat Technologies, Inc.	(2,748)	(307,556)

Multi-Utilities - (0.9%)
CenterPoint Energy, Inc.	(71,033)	(3,065,784)

Total Utilities		(12,581,290)

Total Common Stocks (Proceeds $(114,038,723))		(150,382,416)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (42.5%) (continued)
Warrants - (0.0%) (Proceeds $0)
Consumer Discretionary - (0.0%)
Specialty Retail - (0.0%)
GameStop Corp.A	(4,320)	$(16,676)

Total Securities Sold Short (Proceeds $(114,038,723))		(150,399,092)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 94.9% (Cost $298,645,799)		336,033,666
TOTAL SECURITIES SOLD SHORT - (42.5%) (Proceeds $(114,038,723))		(150,399,092)
OTHER ASSETS, NET OF LIABILITIES - 47.6%		168,321,134

NET ASSETS - 100.00%		$353,955,708

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2026.

D	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $204,354,729 or 57.7% of net assets.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $68,322,022 or 19.3% of net assets. The Fund has no right to demand registration of these securities.

F	Zero coupon bond.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,660,046	$—	$—	$2,660,046
Warrants	—	22,894	—	22,894
Convertible Preferred Stocks	6,821,528	29,873,645	—	36,695,173
Preferred Stocks	6,186,537	—	—	6,186,537
Convertible Obligations	—	240,888,351	—	240,888,351
Foreign Convertible Obligations	—	31,258,760	—	31,258,760
Short-Term Investments	18,321,905	—	—	18,321,905

Total Investments in Securities - Assets	$33,990,016	$302,043,650	$—	$336,033,666

Liabilities
Common Stocks (Sold Short)	$(150,382,416)	$—	$—	$(150,382,416)
Warrants (Sold Short)	—	(16,676)	—	(16,676)

Total Investments in Securities - Liabilities	$(150,382,416)	$(16,676)	$—	$(150,399,092)

Total Investments in Securities	$(116,392,400)	$302,026,974	$—	$185,634,574

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 13.0%
Communications - 3.6%
Telecommunications - 3.6%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$130,566
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	$	100,000	97,387
Verizon Communications, Inc., 1.875%, Due 9/19/2030	GBP	100,000	115,123

			343,076

Total Communications			343,076

Consumer, Cyclical - 1.4%
Auto Manufacturers - 1.4%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A		100,000	132,529

Consumer, Non-Cyclical - 2.4%
Commercial Services - 1.2%
Fiserv Funding ULC, 2.875%, Due 6/15/2028	EUR	100,000	113,595

Cosmetics/Personal Care - 1.2%
Haleon U.K. Capital PLC, 2.875%, Due 9/18/2028A		100,000	114,320

Total Consumer, Non-Cyclical			227,915

Financial - 1.4%
REITS - 1.4%
Digital Dutch Finco BV, 1.500%, Due 3/15/2030A		130,000	137,463

Technology - 2.1%
Computers - 1.0%
Dell International LLC/EMC Corp., 4.500%, Due 2/15/2031	$	100,000	98,818

Software - 1.1%
Oracle Corp., 2.950%, Due 4/1/2030		110,000	100,412

Total Technology			199,230

Utilities - 2.1%
Electric - 2.1%
Dominion Energy, Inc., 6.000%, Due 2/15/2056, (5 yr. CMT + 2.262%)B		100,000	99,363
Exelon Corp., 4.050%, Due 4/15/2030		100,000	97,931

			197,294

Total Utilities			197,294

Total Corporate Obligations (Cost $1,243,629)			1,237,507

FOREIGN CORPORATE OBLIGATIONS - 64.7%
Communications - 3.5%
Telecommunications - 3.5%
Orange SA, 1.750%, Due 7/15/2028, (5 yr. EUR Swap + 2.100%)A B C	EUR	100,000	109,919
TELUS Corp., 6.625%, Due 10/15/2055, (5 yr. CMT + 2.769%)B	$	100,000	100,036
Vodafone Group PLC, 6.500%, Due 8/30/2084, (5 yr. EUR Swap + 3.489%)A B	EUR	100,000	122,260

			332,215

Total Communications			332,215

Consumer, Cyclical - 1.4%
Entertainment - 1.4%
CPUK Finance Ltd., 5.940%, Due 2/28/2047A	GBP	100,000	134,384

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 64.7% (continued)
Consumer, Non-Cyclical - 2.5%
Food - 2.5%
J Sainsbury PLC, 5.125%, Due 6/29/2030A	GBP	100,000	$132,750
Tesco Corporate Treasury Services PLC, 0.375%, Due 7/27/2029A	EUR	100,000	104,782

			237,532

Total Consumer, Non-Cyclical			237,532

Financial - 44.5%
Banks - 21.4%
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B		100,000	117,300
Banco Santander SA, 5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)A B		100,000	119,663
Barclays PLC, 8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B	GBP	100,000	137,916
BNP Paribas SA, 4.159%, Due 8/28/2034, (5 yr. EURIBOR ICE Swap + 1.700%)A B	EUR	100,000	115,556
BPCE SA, 5.250%, Due 10/22/2030A	GBP	100,000	131,155
CaixaBank SA, 6.875%, Due 10/25/2033, (5 yr. U.K. Government Bond + 3.700%)A B		100,000	136,166
Credit Agricole SA, 6.000%, Due 10/22/2035, (5 yr. U.K. Government Bond + 1.900%)A B		100,000	133,423
Deutsche Bank AG, 6.125%, Due 12/12/2030, (1 day GBP SONIA + 2.621%)A B		100,000	135,248
HSBC Holdings PLC, 8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A B		100,000	142,654
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	134,028
Intesa Sanpaolo SpA, 5.148%, Due 6/10/2030A		100,000	129,985
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	135,012
NatWest Group PLC, 5.642%, Due 10/17/2034, (5 yr. U.K. Government Bond + 2.100%)A B		100,000	131,956
Santander U.K. Group Holdings PLC, 2.421%, Due 1/17/2029, (1 yr. GBP SONIA Linked ICE Swap + 1.250%)A B		100,000	125,957
Societe Generale SA, 5.500%, Due 4/13/2029, (1 yr. CMT + 1.200%)A B	$	200,000	202,988

			2,029,007

Insurance - 14.8%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	113,693
Aviva PLC, 4.375%, Due 9/12/2049, (1 day GBP SONIA + 4.721%)A B	GBP	100,000	126,802
AXA SA, 5.750%, Due 6/2/2030, (5 yr. EURIBOR ICE Swap + 3.599%)A B C	EUR	100,000	116,511
3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A B		100,000	113,392
CNP Assurances SA, 4.750%, Due 6/27/2028, (5 yr. EUR Swap + 3.914%)A B C		100,000	114,002
Legal & General Group PLC, 4.500%, Due 11/1/2050, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	140,000	175,922
NN Group NV, 4.625%, Due 1/13/2048, (3 mo. EURIBOR + 4.950%)A B	EUR	100,000	117,168
Pension Insurance Corp. PLC, 5.625%, Due 9/20/2030A	GBP	100,000	130,181
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	134,666
Rothesay Life PLC, 3.375%, Due 7/12/2026A		100,000	131,761
Standard Life PLC, 5.867%, Due 6/13/2029A		100,000	132,800

			1,406,898

Real Estate - 1.3%
Liberty Living Finance PLC, 3.375%, Due 11/28/2029A		100,000	123,128
Telereal Securitisation PLC, 8.185%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A B		400	527

			123,655

Savings & Loans - 7.0%
Coventry Building Society Charitable Foundation/GB, 5.875%, Due 3/12/2030, (1 yr. U.K. Government Bond + 1.950%)A B		100,000	134,207
Leeds Building Society, 5.500%, Due 1/30/2031, (1 yr. U.K. Government Bond + 1.300%)A B		100,000	132,522
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A B C		200,000	262,727
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	134,396

			663,852

Total Financial			4,223,412

Industrial - 1.4%
Trucking & Leasing - 1.4%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	133,771

Technology - 1.2%
Software - 1.2%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	116,275

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 64.7% (continued)
Utilities - 10.2%
Electric - 8.9%
EnBW International Finance BV,
3.500%, Due 7/24/2028A	EUR	25,000	$29,105
3.000%, Due 5/20/2029A		70,000	80,395
Iberdrola International BV, 1.450%, Due 11/9/2026, NC6, (5 yr. EUR Swap + 1.832%)A B C		100,000	113,742
National Grid PLC, 3.875%, Due 1/16/2029A		100,000	116,893
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C		100,000	115,162
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	116,830
Tennet Netherlands BV, 1.375%, Due 6/26/2029A		120,000	132,193
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	133,946

			838,266

Gas - 1.3%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	123,162

Total Utilities			961,428

Total Foreign Corporate Obligations (Cost $5,985,777)			6,139,017

FOREIGN SOVEREIGN OBLIGATIONS - 8.0% (Cost $771,765)
Bundesobligation, 2.400%, Due 4/18/2030 A		660,000	754,413

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
Holmes Master Issuer PLC, 4.284%, Due 10/15/2072, 2023-2 A1, (1 day GBP SONIA + 0.540%)A B	GBP	100,000	132,279
Pierpont BTL PLC, 4.895%, Due 9/21/2061, 2024-1 B, (1 day GBP SONIA + 1.150%)A B		150,000	198,554

Total Collateralized Mortgage Obligations (Cost $329,978)			330,833

U.S. TREASURY OBLIGATIONS - 1.9% (Cost $180,052)
U.S. Treasury Notes, 4.000%, Due 3/31/2030	$	179,000	179,643

TOTAL INVESTMENTS - 91.1% (Cost $8,511,201)			8,641,413
OTHER ASSETS, NET OF LIABILITIES - 8.9%			848,713

TOTAL NET ASSETS - 100.0%			$9,490,126

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2026.

C	Perpetual maturity. The date shown, if any, is the next call date.

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

ULC - Unlimited Liability Corporation.

See accompanying notes

American Beacon TwentyFour Short Term Bond FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	7,421	USD	7,493	4/2/2026	SSB	$—	$(72)	$(72)
EUR	7,842	USD	7,826	4/2/2026	SSB	16	—	16
EUR	9,747	USD	9,735	4/2/2026	SSB	12	—	12
EUR	9,781	USD	9,819	4/2/2026	SSB	—	(38)	(38)
GBP	12,458	USD	12,587	4/2/2026	SSB	—	(129)	(129)
GBP	12,485	USD	12,634	4/2/2026	SSB	—	(149)	(149)
GBP	12,946	USD	13,002	4/2/2026	SSB	—	(56)	(56)
USD	10,439	GBP	10,363	4/2/2026	SSB	76	—	76
EUR	13,913	USD	14,030	4/2/2026	SSB	—	(117)	(117)
EUR	17,338	USD	17,327	4/2/2026	SSB	11	—	11
GBP	25,890	USD	26,151	4/2/2026	SSB	—	(261)	(261)
GBP	27,569	USD	27,750	4/2/2026	SSB	—	(181)	(181)
USD	3,623,167	EUR	3,592,669	4/2/2026	SSB	30,498	—	30,498
USD	4,874,143	GBP	4,820,258	4/2/2026	SSB	53,885	—	53,885
USD	3,405,219	EUR	3,431,525	4/29/2026	SSB	—	(26,306)	(26,306)
USD	4,436,482	GBP	4,445,518	4/29/2026	SSB	—	(9,036)	(9,036)

						$84,498	$(36,345)	$48,153

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

TwentyFour Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,237,507	$—	$1,237,507
Foreign Corporate Obligations	—	6,139,017	—	6,139,017
Foreign Sovereign Obligations	—	754,413	—	754,413
Collateralized Mortgage Obligations	—	330,833	—	330,833
U.S. Treasury Obligations	—	179,643	—	179,643

Total Investments in Securities - Assets	$—	$8,641,413	$—	$8,641,413

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$84,498	$—	$84,498

Total Financial Derivative Instruments - Assets	$—	$84,498	$—	$84,498

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(36,345)	$—	$(36,345)

Total Financial Derivative Instruments - Liabilities	$—	$(36,345)	$—	$(36,345)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 12.4%
Communications - 0.3%
Telecommunications - 0.3%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033	$	315,000	$317,181
4.700%, Due 1/15/2035		1,780,000	1,721,594

			2,038,775

Consumer, Cyclical - 0.6%
Auto Manufacturers - 0.1%
Stellantis NV,
4.250%, Due 6/16/2031A	EUR	450,000	507,830
2.750%, Due 4/1/2032A		400,000	411,401

			919,231

Home Builders - 0.2%
K Hovnanian Enterprises, Inc.,
8.000%, Due 4/1/2031B	$	620,000	612,985
8.375%, Due 10/1/2033B		520,000	514,224

			1,127,209

Leisure Time - 0.2%
Life Time, Inc., 6.000%, Due 11/15/2031B		1,500,000	1,511,885

Lodging - 0.1%
Hilton Domestic Operating Co., Inc., 5.500%, Due 3/31/2034B		370,000	361,481

Total Consumer, Cyclical			3,919,806

Consumer, Non-Cyclical - 1.3%
Commercial Services - 1.0%
Herc Holdings, Inc., 6.000%, Due 3/15/2034B		1,575,000	1,522,629
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029B		420,000	410,751
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.500%, Due 5/15/2033B	EUR	1,450,000	1,580,043
United Rentals North America, Inc., 6.125%, Due 3/15/2034B	$	2,645,000	2,678,293

			6,191,716

Health Care - Services - 0.3%
HCA, Inc., 5.750%, Due 3/1/2035		1,420,000	1,459,978

Total Consumer, Non-Cyclical			7,651,694

Energy - 3.0%
Oil & Gas - 0.8%
BP Capital Markets PLC,
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 3.887%)A C D	GBP	1,000,000	1,304,866
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)A C D	EUR	1,200,000	1,367,874
4.375%, Due 8/19/2031, (5 yr. EUR Swap + 2.137%)A C D		1,600,000	1,850,532

			4,523,272

Pipelines - 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
6.625%, Due 2/1/2032B	$	635,000	648,995
5.750%, Due 7/1/2034B		1,125,000	1,108,611
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,786,229
Kinetik Holdings LP,
6.625%, Due 12/15/2028B		100,000	101,692
5.875%, Due 6/15/2030B		1,225,000	1,229,507
ONEOK, Inc.,
5.050%, Due 11/1/2034		410,000	398,805
5.400%, Due 10/15/2035		1,015,000	1,008,295
Plains All American Pipeline LP, 5.950%, Due 6/15/2035		380,000	392,349
Plains All American Pipeline LP/PAA Finance Corp., 5.700%, Due 9/15/2034		1,575,000	1,608,808

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 12.4% (continued)
Energy - 3.0% (continued)
Pipelines - 2.2% (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, Due 2/15/2029B	$	535,000	$550,374
6.000%, Due 9/1/2031B		685,000	675,971
6.750%, Due 3/15/2034B		250,000	251,252
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	296,122
6.500%, Due 3/30/2034		600,000	648,580
5.650%, Due 2/15/2036		200,000	202,939
5.400%, Due 7/30/2036		650,000	645,254
Western Midstream Operating LP, 7.250%, Due 4/1/2030B		1,065,000	1,121,463
Williams Cos., Inc., 5.600%, Due 3/15/2035		900,000	919,757

			13,595,003

Total Energy			18,118,275

Financial - 3.0%
Banks - 0.4%
Dresdner Funding Trust I, 8.151%, Due 6/30/2031A		1,800,000	1,928,905
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)C	GBP	600,000	764,132

			2,693,037

Diversified Financial Services - 0.6%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031B	$	1,510,000	1,362,775
Encore Capital Group, Inc.,
6.266%, Due 1/15/2028, (3 mo. EURIBOR + 4.250%)A C	EUR	547,961	631,250
4.250%, Due 6/1/2028A	GBP	1,000,000	1,261,535
9.250%, Due 4/1/2029B	$	440,000	460,350

			3,715,910

Insurance - 0.5%
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)A C D	EUR	2,400,000	2,768,199

REITS - 1.5%
Digital Dutch Finco BV,
1.000%, Due 1/15/2032A		1,400,000	1,352,602
3.875%, Due 9/13/2033A		200,000	223,086
Digital Intrepid Holding BV, 0.625%, Due 7/15/2031A		1,900,000	1,836,064
Equinix Europe 2 Financing Corp. LLC, 3.650%, Due 9/3/2033		2,765,000	3,082,897
Equinix, Inc., 1.000%, Due 3/15/2033		200,000	188,305
VICI Properties LP, 5.750%, Due 4/1/2034	$	2,340,000	2,361,513

			9,044,467

Total Financial			18,221,613

Industrial - 2.5%
Aerospace/Defense - 0.8%
Hexcel Corp., 5.875%, Due 2/26/2035		1,490,000	1,529,642
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		1,555,000	1,658,027
TransDigm, Inc., 6.000%, Due 1/15/2033B		1,255,000	1,254,295

			4,441,964

Building Materials - 0.6%
Builders FirstSource, Inc., 6.750%, Due 5/15/2035B		895,000	894,143
Quikrete Holdings, Inc., 6.375%, Due 3/1/2032B		1,400,000	1,419,604
Standard Building Solutions, Inc., 5.875%, Due 3/15/2034B		150,000	144,628
Standard Industries, Inc., 4.375%, Due 7/15/2030B		1,275,000	1,201,770

			3,660,145

Electrical Components & Equipment - 0.2%
Belden, Inc., 4.250%, Due 2/1/2033B	EUR	1,100,000	1,225,842

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
CORPORATE OBLIGATIONS - 12.4% (continued)
Industrial - 2.5% (continued)
Engineering & Construction - 0.2%
AECOM, 6.000%, Due 8/1/2033B	$	1,255,000	$1,253,621

Environmental Control - 0.2%
Clean Harbors, Inc., 5.750%, Due 10/15/2033B		1,290,000	1,286,840

Machinery - Diversified - 0.2%
King U.S. Bidco, Inc., 5.311%, Due 12/1/2032, (3 mo. EURIBOR + 3.250%)B C	EUR	1,200,000	1,380,221

Packaging & Containers - 0.3%
Berry Global, Inc., 5.650%, Due 1/15/2034	$	1,645,000	1,682,383

Total Industrial			14,931,016

Technology - 1.0%
Semiconductors - 0.3%
Broadcom, Inc., 3.137%, Due 11/15/2035B		700,000	594,710
Marvell Technology, Inc., 5.450%, Due 7/15/2035		1,360,000	1,381,910

			1,976,620

Software - 0.7%
MSCI, Inc.,
3.875%, Due 2/15/2031B		1,225,000	1,157,986
3.250%, Due 8/15/2033B		300,000	261,322
5.250%, Due 9/1/2035		950,000	930,579
Oracle Corp.,
4.450%, Due 9/26/2030		460,000	443,293
4.800%, Due 9/26/2032		1,225,000	1,166,626

			3,959,806

Total Technology			5,936,426

Utilities - 0.7%
Electric - 0.7%
Dominion Energy, Inc., 6.000%, Due 2/15/2056, (5 yr. CMT + 2.262%)C		1,805,000	1,793,497
Exelon Corp., 6.500%, Due 3/15/2055, (5 yr. CMT + 1.975%)C		1,380,000	1,406,996
VoltaGrid LLC, 7.375%, Due 11/1/2030B		1,320,000	1,363,308

			4,563,801

Total Utilities			4,563,801

Total Corporate Obligations (Cost $75,651,091)			75,381,406

FOREIGN CONVERTIBLE OBLIGATIONS - 0.3% (Cost $1,472,189)
Financial - 0.3%
Banks - 0.3%
BNP Paribas Fortis SA, 4.148%, Due 12/31/2049 A C D	EUR	1,500,000	1,662,708

FOREIGN CORPORATE OBLIGATIONS - 46.0%
Basic Materials - 0.4%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033B	$	200,000	211,956
6.500%, Due 11/7/2033A		390,000	413,314

			625,270

Forest Products & Paper - 0.3%
Inversiones CMPC SA, 6.125%, Due 2/26/2034A		1,405,000	1,399,609
Suzano Austria GmbH, 3.750%, Due 1/15/2031		200,000	185,778

			1,585,387

Total Basic Materials			2,210,657

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Communications - 1.7%
Internet - 0.2%
Future PLC, 6.750%, Due 7/10/2030A	GBP	800,000	$957,395
iliad SA, 4.250%, Due 1/9/2032A	EUR	400,000	452,738

			1,410,133

Media - 0.2%
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029B	GBP	600,000	756,776
4.250%, Due 1/15/2030A		300,000	350,876

			1,107,652

Telecommunications - 1.3%
C&W Senior Finance Ltd., 9.000%, Due 1/15/2033B	$	300,000	303,048
Fibercop SpA,
4.750%, Due 6/30/2030A	EUR	1,000,000	1,146,394
6.000%, Due 9/30/2034A	$	300,000	285,386
Koninklijke KPN NV,
0.875%, Due 12/14/2032A	EUR	500,000	478,524
0.875%, Due 11/15/2033A		1,400,000	1,300,772
Sable International Finance Ltd., 7.125%, Due 10/15/2032B	$	1,219,000	1,204,096
Telefonica Emisiones SA,
4.183%, Due 11/21/2033A	EUR	200,000	231,038
3.724%, Due 1/23/2034A		300,000	336,156
Vmed O2 U.K. Financing I PLC, 5.625%, Due 4/15/2032A		200,000	211,769
Vodafone Group PLC,
3.000%, Due 8/27/2080, (5 yr. EUR Swap + 3.477%)A C		1,400,000	1,520,917
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)A C	GBP	550,000	761,705

			7,779,805

Total Communications			10,297,590

Consumer, Cyclical - 3.3%
Auto Manufacturers - 0.3%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)A C D	EUR	200,000	230,250
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)A C D		600,000	693,745
5.493%, Due 11/15/2030, (5 yr. EURIBOR ICE Swap + 3.171%)A C D		1,000,000	1,153,588

			2,077,583

Auto Parts & Equipment - 0.2%
Valeo SE, 4.625%, Due 3/23/2032A		1,000,000	1,117,691

Entertainment - 1.0%
Allwyn Entertainment Financing U.K. PLC,
4.125%, Due 2/15/2031B		1,200,000	1,305,017
4.625%, Due 8/15/2031B		300,000	332,335
Cirsa Finance International SARL,
6.500%, Due 3/15/2029A		700,000	823,301
4.875%, Due 10/15/2031B		500,000	568,942
CPUK Finance Ltd.,
4.500%, Due 8/28/2027A	GBP	700,000	896,066
3.690%, Due 2/28/2047A		200,000	253,227
5.940%, Due 2/28/2047A		800,000	1,075,074
Lottomatica Group SpA,
4.875%, Due 1/31/2031B	EUR	500,000	582,489
4.875%, Due 1/31/2031A		200,000	232,995

			6,069,446

Home Builders - 0.0%
Miller Homes Group Finco PLC, 6.234%, Due 10/15/2030, (3 mo. EURIBOR + 4.250%)B C		100,000	113,852

Leisure Time - 0.4%
Deuce Finco PLC, 7.000%, Due 11/20/2031B	GBP	1,200,000	1,564,057
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028A		430,000	590,222

			2,154,279

Lodging - 0.5%
IHG Finance LLC, 3.375%, Due 9/10/2030A	EUR	1,900,000	2,144,496

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Consumer, Cyclical - 3.3% (continued)
Lodging - 0.5% (continued)
IHG Finance LLC, (continued)
3.625%, Due 9/27/2031A	EUR	1,000,000	$1,131,670

			3,276,166

Retail - 0.9%
1011778 BC ULC/New Red Finance, Inc.,
6.125%, Due 6/15/2029B	$	950,000	965,357
4.000%, Due 10/15/2030B		375,000	352,472
Boots Group Finco LP, 5.375%, Due 8/31/2032B	EUR	800,000	919,987
Duomo Bidco SpA, 5.310%, Due 1/15/2032, (3 mo. EURIBOR + 3.250%)B C		500,000	568,431
Eroski S Coop, 5.750%, Due 5/15/2031B		1,000,000	1,169,120
Punch Finance PLC, 7.875%, Due 12/30/2030B	GBP	1,000,000	1,317,818

			5,293,185

Total Consumer, Cyclical			20,102,202

Consumer, Non-Cyclical - 1.4%
Commercial Services - 0.4%
AA Bond Co. Ltd.,
3.250%, Due 7/31/2050A		200,000	249,614
7.375%, Due 7/31/2050A		800,000	1,100,526
RAC Bond Co. PLC,
5.250%, Due 11/4/2046A		400,000	522,232
5.250%, Due 11/4/2046B		500,000	652,790

			2,525,162

Food - 1.0%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036A	$	750,000	746,257
BRF SA, 4.875%, Due 1/24/2030A		600,000	568,012
MARB BondCo PLC, 3.950%, Due 1/29/2031A		935,000	828,080
Tesco Corporate Treasury Services PLC,
3.375%, Due 5/6/2032A	EUR	600,000	676,430
3.500%, Due 10/13/2033A		1,000,000	1,120,170
5.125%, Due 5/22/2034A	GBP	900,000	1,131,084
5.500%, Due 2/27/2035A		700,000	894,910

			5,964,943

Total Consumer, Non-Cyclical			8,490,105

Energy - 0.7%
Oil & Gas - 0.7%
Deepocean Ltd., 6.000%, Due 4/8/2031B	EUR	1,200,000	1,410,670
Guara Norte SARL, 5.198%, Due 6/15/2034B	$	736,650	714,064
OEG Finance PLC, 7.250%, Due 9/27/2029B	EUR	1,100,000	1,309,559
Yinson Boronia Production BV, 8.947%, Due 7/31/2042A	$	971,460	1,051,644

			4,485,937

Total Energy			4,485,937

Financial - 37.0%
Banks - 21.3%
Abanca Corp. Bancaria SA,
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)A C D	EUR	1,000,000	1,294,552
4.625%, Due 12/11/2036, (5 yr. EURIBOR ICE Swap + 2.450%)A C		2,600,000	3,005,782
ABN AMRO Bank NV, 6.375%, Due 9/22/2034, (5 yr. EUR Swap + 3.902%)A C D		1,700,000	2,021,487
AIB Group PLC, 6.000%, Due 7/14/2031, (5 yr. EURIBOR ICE Swap + 3.705%)A C D		1,800,000	2,071,282
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)A C D		400,000	493,548
5.625%, Due 11/11/2032, (5 yr. EURIBOR ICE Swap + 3.246%)A C D		2,200,000	2,435,999
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)A C	GBP	600,000	840,864
Banco de Sabadell SA,
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)A C D	EUR	600,000	692,796
6.500%, Due 5/20/2031, (5 yr. EUR Swap + 4.281%)A C D		1,400,000	1,634,673
Banco Mercantil del Norte SA, 6.625%, Due 1/24/2032, (10 yr. CMT + 5.034%)A C D	$	1,175,000	1,119,487
Banco Santander SA,
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)A C D	EUR	1,800,000	1,946,014

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Financial - 37.0% (continued)
Banks - 21.3% (continued)
Banco Santander SA, (continued)
6.000%, Due 1/2/2031, (5 yr. EURIBOR ICE Swap + 3.819%)A C D	EUR	2,000,000	$2,300,748
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)A C		1,600,000	1,914,612
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)A C D		1,600,000	1,863,231
6.125%, Due 3/18/2032, (5 yr. EURIBOR ICE Swap + 3.633%)A C D		1,600,000	1,830,127
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)A C		400,000	483,951
Barclays PLC,
9.250%, Due 9/15/2028, (5 yr. GBP SONIA Linked ICE Swap + 5.639%)C D	GBP	500,000	696,545
8.500%, Due 6/15/2030, (5 yr. GBP SONIA Linked ICE Swap + 4.881%)C D		2,100,000	2,848,149
8.375%, Due 9/15/2031, (5 yr. GBP SONIA Linked ICE Swap + 4.692%)A C D		2,400,000	3,248,116
6.125%, Due 12/15/2035, (5 yr. EURIBOR ICE Swap + 3.561%)A C D	EUR	1,400,000	1,545,385
BAWAG Group AG, 7.250%, Due 9/18/2029, (5 yr. EURIBOR ICE Swap + 5.052%)A C D		2,000,000	2,376,722
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)A C	$	600,000	583,080
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)A C		400,000	392,839
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		800,000	842,534
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)B C		700,000	737,217
Belfius Bank SA, 6.125%, Due 5/6/2031, (5 yr. EUR Swap + 3.928%)A C D	EUR	1,800,000	2,086,980
BNP Paribas SA,
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)A C D		1,800,000	2,207,245
6.875%, Due 12/15/2033, (5 yr. CMT + 2.853%)B C D	$	1,600,000	1,546,065
3.945%, Due 2/18/2037, (5 yr. EUR Swap + 1.650%)A C	EUR	2,600,000	2,932,280
BPCE SA, 2.125%, Due 10/13/2046, NC10, (5 yr. EUR Swap + 1.800%)A C		2,200,000	2,218,776
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)A C D		2,600,000	2,869,976
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)A C D		400,000	494,746
5.875%, Due 3/25/2035, (5 yr. EURIBOR ICE Swap + 3.348%)A C D		2,000,000	2,238,542
Commerzbank AG,
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)A C		1,000,000	1,198,713
4.125%, Due 2/20/2037, (5 yr. EURIBOR ICE Swap + 1.950%)A C		2,000,000	2,279,381
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)A C D		1,600,000	1,827,575
Credit Agricole SA,
5.750%, Due 11/9/2034, (5 yr. U.K. Government Bond + 1.950%)A C	GBP	400,000	530,688
5.375%, Due 12/20/2037, (5 yr. U.K. Government Bond + 1.400%)A C		1,500,000	1,900,987
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)A C D	EUR	1,000,000	1,213,766
7.375%, Due 10/30/2031, (5 yr. EURIBOR ICE Swap + 5.112%)A C D		2,400,000	2,872,075
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)A C		1,300,000	1,525,078
DNB Bank ASA, 7.375%, Due 5/30/2029, (5 yr. CMT + 2.717%)A C D	$	900,000	919,161
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)A C D	EUR	2,600,000	2,952,890
HSBC Bank Capital Funding Sterling 1 LP, 5.844%, Due 11/5/2031, (1 day GBP SONIA + 2.037%)A C D	GBP	1,200,000	1,622,013
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D		1,119,000	1,476,500
6.750%, Due 3/24/2031, (5 yr. CMT + 2.914%)C D	$	400,000	395,732
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)C		600,000	607,773
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,900,000	1,829,743
4.250%, Due 5/16/2031, NC10, (5 yr. CMT + 2.862%)C D		1,000,000	866,145
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)A C	EUR	900,000	1,042,253
3.875%, Due 8/20/2037, (5 yr. EURIBOR ICE Swap + 1.500%)A C		2,200,000	2,467,006
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)A C D		1,900,000	2,217,813
8.505%, Due 9/20/2032A	GBP	2,791,000	4,186,964
6.184%, Due 2/20/2034, (5 yr. EURIBOR ICE Swap + 3.250%)A C	EUR	1,000,000	1,223,704
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)A C D	GBP	1,400,000	2,012,550
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)A C		700,000	978,402
Jyske Bank AS,
5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)A C	EUR	2,100,000	2,500,871
3.875%, Due 3/4/2037, (5 yr. EURIBOR ICE Swap + 1.520%)A C		2,200,000	2,481,333

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Financial - 37.0% (continued)
Banks - 21.3% (continued)
KBC Group NV,
6.000%, Due 11/27/2030, (5 yr. EURIBOR ICE Swap + 3.806%)A C D	EUR	1,800,000	$2,084,327
6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)A C D		1,800,000	2,112,061
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)A C D	GBP	1,000,000	1,351,621
6.625%, Due 9/27/2035, (5 yr. CMT + 2.681%)C D	$	1,000,000	954,789
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)A C	GBP	2,600,000	3,020,329
NatWest Group PLC,
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		2,700,000	3,399,931
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D	$	1,400,000	1,515,538
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)A C	GBP	500,000	655,108
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)A C		600,000	877,428
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)A C D	$	200,000	198,728
6.125%, Due 3/17/2032, (5 yr. EURIBOR ICE Swap + 3.779%)A C D	EUR	2,700,000	3,060,541
7.125%, Due 7/15/2035, (5 yr. CMT + 2.946%)B C D	$	1,300,000	1,249,686
Standard Chartered PLC,
4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)A C D		1,400,000	1,321,673
7.000%, Due 11/14/2035, (5 yr. CMT + 2.873%)B C D		400,000	392,407
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)A C D		400,000	371,139
UniCredit SpA,
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)A C D	EUR	3,800,000	4,523,532
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)A C		300,000	359,699
4.175%, Due 6/24/2037, (5 yr. EURIBOR ICE Swap + 1.800%)A C		2,500,000	2,846,108

			129,238,111

Diversified Financial Services - 1.4%
Bracken MidCo1 PLC,
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	1,030,000	1,345,618
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)B		1,000,000	1,306,426
DAE Sukuk Difc Ltd., 4.500%, Due 10/16/2030B	$	1,300,000	1,240,194
Jerrold Finco PLC,
7.875%, Due 4/15/2030A	GBP	200,000	263,326
7.875%, Due 4/15/2030B		350,000	460,820
7.500%, Due 6/15/2031B		300,000	391,089
Marex Group PLC,
13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)A C D	$	1,200,000	1,298,631
8.375%, Due 2/2/2028A	EUR	400,000	494,290
6.404%, Due 11/4/2029	$	650,000	669,416
Sherwood Financing PLC,
7.650%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)B C	EUR	320,000	358,713
7.650%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A C		300,000	336,293
9.625%, Due 12/15/2029B	GBP	450,000	581,807

			8,746,623

Insurance - 11.1%
Achmea BV,
4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)A C D	EUR	3,300,000	3,754,956
6.125%, Due 1/28/2035, (5 yr. EURIBOR ICE Swap + 3.735%)A C D		1,600,000	1,836,612
Ageas SA, 5.875%, Due 5/20/2034, (5 yr. EURIBOR ICE Swap + 3.039%)A C D		1,000,000	1,119,730
Allianz SE,
5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)B C	$	1,000,000	991,881
4.431%, Due 7/25/2055, (3 mo. EURIBOR + 2.750%)A C	EUR	1,100,000	1,272,170
ASR Nederland NV,
6.625%, Due 12/27/2031, (5 yr. EURIBOR ICE Swap + 4.025%)A C D		400,000	481,279
6.500%, Due 4/2/2035, (5 yr. EURIBOR ICE Swap + 3.887%)A C D		2,450,000	2,880,710
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)A C D	GBP	700,000	915,558
7.750%, Due 9/30/2032, (5 yr. U.K. Government Bond + 3.194%)A C D		1,600,000	2,151,091

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Financial - 37.0% (continued)
Insurance - 11.1% (continued)
Aviva PLC, (continued)
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)A C	GBP	1,560,000	$2,039,235
AXA SA, 5.750%, Due 6/2/2030, (5 yr. EURIBOR ICE Swap + 3.599%)A C D	EUR	1,100,000	1,281,617
BUPA Finance PLC, 4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)A C D	GBP	2,156,000	2,330,003
CNP Assurances SA,
4.875%, Due 10/7/2030, (5 yr. CMT + 3.183%)A C D	$	200,000	182,593
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)A C	EUR	1,000,000	1,070,201
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.100%)A C		1,900,000	2,254,884
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP Swap + 3.394%)A C D	GBP	2,760,000	3,563,326
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029B		700,000	947,191
Hiscox Ltd., 7.000%, Due 6/11/2036, (1 day USD SOFR + 3.027%)A C	$	1,800,000	1,883,198
La Mondiale SAM,
6.750%, Due 1/17/2034, (5 yr. EUR Swap + 4.083%)A C D	EUR	700,000	827,648
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)A C	$	800,000	786,617
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)A C D	GBP	3,000,000	3,678,883
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)A C D	EUR	400,000	435,629
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,201,142
4.625%, Due 5/7/2031A		750,000	927,784
6.875%, Due 11/15/2034A		2,100,000	2,791,519
Prudential Funding Asia PLC, 4.875%, Due 4/20/2026A D	$	2,400,000	2,144,902
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)A C D	GBP	2,500,000	3,747,417
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)A C D		300,000	397,798
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)A C D		4,493,000	5,162,054
7.734%, Due 5/16/2033A		1,200,000	1,696,257
7.019%, Due 12/10/2034A		300,000	407,638
SCOR SE, 6.000%, Due 6/20/2034, (5 yr. EURIBOR ICE Swap + 3.857%)A C D	EUR	1,900,000	2,181,750
Standard Life PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)A C D	GBP	3,100,000	3,976,846
Unipol Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)A C D	EUR	2,140,000	2,515,104
Zurich Finance Ireland II DAC, 5.500%, Due 4/23/2055, (5 yr. CMT + 2.419%)A C	$	2,800,000	2,733,980

			67,569,203

Real Estate - 0.2%
MAF Global Securities Ltd., 5.748%, Due 11/20/2030, (5 yr. CMT + 2.052%)A C D		1,000,000	930,255

Savings & Loans - 3.0%
Coventry Building Society Charitable Foundation/GB, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)A C D	GBP	2,400,000	3,257,973
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A C D		1,600,000	2,101,818
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)A C D		4,300,000	5,700,008
7.875%, Due 12/20/2031, (5 yr. U.K. Government Bond + 3.590%)A C D		1,000,000	1,329,940
10.250%, Due 12/6/2099E		3,386,700	5,692,950

			18,082,689

Total Financial			224,566,881

Industrial - 0.2%
Transportation - 0.2%
Edge Finco PLC, 8.125%, Due 8/15/2031B		950,000	1,297,080

Technology - 0.2%
Computers - 0.1%
PCC Global PLC, 8.250%, Due 11/15/2030A	EUR	600,000	565,300

Software - 0.1%
IPD 3 BV,
5.500%, Due 6/15/2031B		500,000	542,754
5.500%, Due 6/15/2031A		300,000	325,652

			868,406

Total Technology			1,433,706

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.0% (continued)
Utilities - 1.1%
Electric - 0.5%
EDP Servicios Financieros Espana SA, 3.500%, Due 7/21/2031A	EUR	1,000,000	$1,148,856
ESB Finance DAC, 2.125%, Due 11/5/2033A		500,000	510,776
National Grid Electricity Transmission PLC, 0.823%, Due 7/7/2032A		1,400,000	1,348,006

			3,007,638

Gas - 0.6%
APA Infrastructure Ltd.,
3.500%, Due 3/22/2030A	GBP	600,000	738,728
2.000%, Due 7/15/2030A	EUR	300,000	323,662
EP Infrastructure AS,
1.816%, Due 3/2/2031A		600,000	618,097
4.125%, Due 2/27/2033A		1,500,000	1,665,727

			3,346,214

Total Utilities			6,353,852

Total Foreign Corporate Obligations (Cost $273,700,148)			279,238,010

FOREIGN SOVEREIGN OBLIGATIONS - 9.5%
Bundesobligation, 2.500%, Due 4/16/2031 A		5,300,000	6,058,608
Bundesrepublik Deutschland Bundesanleihe,
2.500%, Due 2/15/2035A		10,610,000	11,826,497
2.600%, Due 8/15/2035A		19,355,000	21,665,929
2.900%, Due 2/15/2036A		15,950,000	18,250,716

Total Foreign Sovereign Obligations (Cost $59,578,897)			57,801,750

ASSET-BACKED OBLIGATIONS - 17.0%
AIMCO CLO 19 Ltd., 8.668%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)B C	$	1,500,000	1,494,769
Apna Park CLO DAC, 3.366%, Due 12/15/2038, 1A A, (3 mo. EURIBOR + 1.290%)B C	EUR	2,000,000	2,308,233
Aqueduct European CLO 8 DAC, 7.913%, Due 1/15/2039, 2024-8A ER, (3 mo. EURIBOR + 5.800%)B C		1,500,000	1,680,989
Arbour CLO IV DAC, 3.362%, Due 11/15/2039, 4A ARRR, (3 mo. EURIBOR + 1.300%)B C		2,500,000	2,885,204
ARES European CLO XVII DAC, 7.418%, Due 1/15/2040, 17A ER, (3 mo. EURIBOR + 5.300%)B C		500,000	552,741
Armada Euro CLO, Due 4/15/2039, 10A E, (3 mo. EURIBOR + 4.650%)B C F		1,000,000	1,138,450
Armada Euro CLO I DAC, 2.850%, Due 10/24/2033, 1A AR, (3 mo. EURIBOR + 0.820%)B C		717,807	828,504
Avoca CLO XIX DAC, 7.016%, Due 4/15/2038, 19A ER, (3 mo. EURIBOR + 5.000%)B C		2,000,000	2,248,781
Avoca CLO XXVIII DAC, 8.226%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)B C		1,500,000	1,709,433
Avoca CLO XXXVII DAC, 7.516%, Due 7/15/2038, 37A E, (3 mo. EURIBOR + 5.500%)B C		1,000,000	1,131,129
Ballyrock CLO 27 Ltd., 9.118%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)B C	$	1,300,000	1,260,934
Ballyrock CLO 28 Ltd., 4.988%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)B C		2,000,000	2,000,360
Ballyrock CLO 29 Ltd., 8.818%, Due 7/25/2038, 2025-29A D, (3 mo. USD Term SOFR + 5.150%)B C		2,500,000	2,420,698
Bardot CLO Ltd., 9.869%, Due 10/22/2032, 2019-2A ERR, (3 mo. USD Term SOFR + 6.200%)B C		1,750,000	1,595,743
BBAM European CLO VII DAC, 3.395%, Due 1/26/2039, 7A A, (3 mo. EURIBOR + 1.290%)B C	EUR	800,000	923,915
Capital Four CLO I DAC, 3.036%, Due 10/15/2034, 3A A, (3 mo. EURIBOR + 1.020%)B C		600,000	692,794
Capital Four CLO X DAC, 7.529%, Due 10/25/2038, 10A E, (3 mo. EURIBOR + 5.500%)B C		1,600,000	1,849,244
Contego CLO X DAC, 9.074%, Due 5/15/2038, 10A ER, (3 mo. EURIBOR + 7.090%)B C		400,000	462,234
CVC Cordatus Loan Fund XVII DAC, 8.119%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)B C		1,250,000	1,425,263
Dryden 96 Euro CLO DAC, 8.342%, Due 12/15/2038, 2021-96A ER, (3 mo. EURIBOR + 6.170%)B C		1,000,000	1,119,247
Fidelity Grand Harbour CLO 8 DAC, 6.860%, Due 1/15/2040, 8A E, (3 mo. EURIBOR + 4.650%)B C		1,000,000	1,140,152
Fidelity Grand Harbour CLO DAC, 7.116%, Due 10/15/2039, 2022-1A ERR, (3 mo. EURIBOR + 5.100%)B C		500,000	548,538
GoldenTree Loan Management U.S. CLO 22 Ltd., 8.918%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)B C	$	1,500,000	1,466,327
GoldenTree Loan Management U.S. CLO 28 Ltd., 8.267%, Due 10/20/2039, 2026-28A E, (3 mo. USD Term SOFR + 4.600%)B C		1,000,000	997,578
Golub Capital CLO 87B Ltd.,
4.841%, Due 4/20/2039, 2026-87A A1, (3 mo. USD Term SOFR + 1.190%)B C		1,500,000	1,499,149
8.301%, Due 4/20/2039, 2026-87A E, (3 mo. USD Term SOFR + 4.650%)B C		3,000,000	2,897,688
Golub Capital Partners CLO 64B-R Ltd., 9.468%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)B C		1,750,000	1,602,060
Golub Capital Partners CLO 75B Ltd., 9.568%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)B C		1,000,000	959,776
Hayfin Emerald CLO I DAC, 5.126%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)B C	EUR	1,500,000	1,722,960
Henley CLO XIV DAC, 7.530%, Due 3/25/2038, 14A E, (3 mo. EURIBOR + 5.500%)B C		1,500,000	1,711,132

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount		Fair Value
ASSET-BACKED OBLIGATIONS - 17.0% (continued)
HPS Loan Management Ltd., 5.038%, Due 10/20/2037, 2024-22A A1, (3 mo. USD Term SOFR + 1.370%)B C		$1,500,000	$1,501,877
ICG Euro CLO DAC, 8.524%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)B C	EUR	1,500,000	1,553,112
Madison Park Euro Funding X DAC, 2.770%, Due 10/25/2030, 10A A1, (3 mo. EURIBOR + 0.740%)B C		935,055	1,074,672
Margay CLO I DAC, 3.316%, Due 1/15/2038, 1A AR, (3 mo. EURIBOR + 1.300%)B C		1,000,000	1,150,377
Menlo CLO II Ltd., 9.918%, Due 4/20/2038, 2025-2A E, (3 mo. USD Term SOFR + 6.250%)B C		$1,000,000	992,694
Menlo CLO IV Ltd.,
4.890%, Due 3/20/2039, 2026-1A A1, (3 mo. USD Term SOFR + 1.210%)B C		500,000	499,981
8.330%, Due 3/20/2039, 2026-1A E, (3 mo. USD Term SOFR + 4.650%)B C		1,000,000	980,133
Neuberger Berman Loan Advisers CLO 26 Ltd.,
5.028%, Due 10/18/2038, 2017-26A AR2, (3 mo. USD Term SOFR + 1.360%)B C		1,900,000	1,900,008
10.168%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term SOFR + 6.500%)B C		1,500,000	1,479,850
North Westerly IX ESG CLO DAC, 8.016%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)B C	EUR	1,000,000	1,117,795
North Westerly X ESG CLO DAC, 7.155%, Due 4/25/2038, X-A E, (3 mo. EURIBOR + 5.150%)B C		500,000	550,055
Oaktree CLO Ltd.,
9.269%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)B C		$1,250,000	1,212,625
8.322%, Due 4/15/2038, 2025-29A E, (3 mo. USD Term SOFR + 4.650%)B C		750,000	726,122
Ocean Trails CLO XV Ltd., 4.932%, Due 1/15/2039, 2024-15A AR, (3 mo. USD Term SOFR + 1.260%)B C		1,350,000	1,344,954
OCP CLO Ltd., 9.071%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)B C		1,500,000	1,455,234
OCP Euro CLO DAC,
7.826%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)B C	EUR	1,500,000	1,674,038
3.396%, Due 4/20/2038, 2024-9A AR, (3 mo. EURIBOR + 1.300%)B C		2,000,000	2,303,630
6.672%, Due 4/18/2039, 2026-15A E, (3 mo. EURIBOR + 4.550%)B C G H		1,625,000	1,878,257
OHA Credit Funding 25 Ltd., Due 4/20/2039, 2026-25A E, (3 mo. USD Term SOFR + 4.500%)B C F		$1,000,000	987,248
Palmer Square European Loan Funding DAC,
7.784%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)B C	EUR	1,500,000	1,715,423
Due 10/15/2035, 2026-1A E, (3 mo. EURIBOR + 6.250%)B C F		500,000	577,925
Penta CLO 9 DAC,
8.070%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)B C		1,000,000	1,153,665
10.770%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)B C		1,000,000	1,133,554
Pikes Peak CLO 16 Ltd., 9.668%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)B C		$1,500,000	1,456,611
Pikes Peak CLO 21,
4.851%, Due 4/20/2039, 2026-21A A1, (3 mo. USD Term SOFR + 1.170%)B C		1,500,000	1,499,937
8.131%, Due 4/20/2039, 2026-21A E, (3 mo. USD Term SOFR + 4.450%)B C		1,000,000	979,984
Providus CLO VI DAC, 8.116%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)B C	EUR	1,250,000	1,425,637
Providus CLO VII DAC, 7.511%, Due 7/15/2038, 7A ERR, (3 mo. EURIBOR + 5.500%)B C		500,000	573,166
Rockfield Park CLO DAC, 7.966%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)B C		1,500,000	1,724,361
RRE 1 Loan Management DAC, 7.009%, Due 10/15/2040, 1A DRR, (3 mo. EURIBOR + 5.000%)B C		500,000	571,501
RRE 24 Loan Management DAC, 3.176%, Due 4/15/2040, 24A A1, (3 mo. EURIBOR + 1.160%)B C		750,000	861,249
RRE 25 Loan Management DAC, 3.186%, Due 4/15/2038, 25A A1, (3 mo. EURIBOR + 1.170%)B C		1,500,000	1,723,276
RRE 28 Loan Management DAC, 6.811%, Due 4/15/2039, 28A D, (3 mo. EURIBOR + 4.550%)B C		500,000	571,495
RRE 5 Loan Management DAC, 8.366%, Due 1/15/2037, 5A DR, (3 mo. EURIBOR + 6.350%)B C		1,000,000	1,153,021
RRE 8 Loan Management DAC, 7.766%, Due 7/15/2040, 8A DR, (3 mo. EURIBOR + 5.750%)B C		1,000,000	1,148,505
RRE 9 Loan Management DAC, 7.766%, Due 7/15/2040, 9A DR, (3 mo. EURIBOR + 5.750%)B C		750,000	861,379
Sculptor European CLO IV DAC, 8.038%, Due 4/27/2038, 4A ER, (3 mo. EURIBOR + 6.000%)B C		1,000,000	1,151,182
Sculptor European CLO V DAC, 7.522%, Due 10/15/2039, 5A ERR, (3 mo. EURIBOR + 5.500%)B C G H		1,000,000	1,118,193
Sound Point Euro CLO X Funding DAC, 3.526%, Due 4/20/2038, 10A A, (3 mo. EURIBOR + 1.500%)B C		800,000	924,682
Sycamore Tree CLO Ltd.,
5.028%, Due 8/28/2038, 2025-7A A1, (3 mo. USD Term SOFR + 1.360%)B C		$1,000,000	1,000,295
9.168%, Due 8/28/2038, 2025-7A E, (3 mo. USD Term SOFR + 5.500%)B C		1,000,000	946,543
Symphony CLO 47 Ltd., 8.268%, Due 4/20/2038, 2025-47A E, (3 mo. USD Term SOFR + 4.600%)B C		1,000,000	968,227
Symphony CLO XXXIII Ltd., 4.928%, Due 1/24/2038, 2022-33A AR, (3 mo. USD Term SOFR + 1.260%)B C		1,000,000	1,000,677
Thistle CLO DAC, Due 10/15/2038, 2026-17A E, (3 mo. EURIBOR + 5.950%)B C F	EUR	2,000,000	2,311,700
Tikehau CLO X DAC, 8.976%, Due 4/20/2038, 10A E, (3 mo. EURIBOR + 6.950%)B C		500,000	563,788
Voya Euro CLO II DAC, 8.036%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)B C		1,700,000	1,884,473
Voya Euro CLO III DAC, 7.338%, Due 3/16/2038, 3A ER, (3 mo. EURIBOR + 5.400%)B C		1,500,000	1,689,484
Voya Euro CLO IV DAC, 8.176%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)B C		1,750,000	1,956,700

Total Asset-Backed Obligations (Cost $103,681,748)			103,303,320

U.S. TREASURY OBLIGATIONS - 9.3%
U.S. Treasury Notes,
3.500%, Due 2/28/2031		$6,200,000	6,079,875
4.625%, Due 2/15/2035		12,100,000	12,414,789

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 9.3% (continued)
U.S. Treasury Notes, (continued)
4.250%, Due 8/15/2035	$27,145,000	$27,043,206
4.000%, Due 11/15/2035	11,570,000	11,286,174

		56,824,044

Total U.S. Treasury Obligations (Cost $57,203,579)		56,824,044

	Shares
FOREIGN COMMON STOCKS - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Nationwide Building SocietyE I	10,000	1,694,209

Industrials - 0.0%
Electrical equipment - 0.0%
Luxco Co. Ltd.G H I	905	15,274

Total Foreign Common Stocks (Cost $1,778,800)		1,709,483

SHORT-TERM INVESTMENTS - 4.0% (Cost $23,999,862)
Investment Companies - 4.0%
American Beacon U.S. Government Money Market Select Fund, 3.56%J K	23,999,862	23,999,862

TOTAL INVESTMENTS - 98.8% (Cost $597,066,314)		599,920,583
OTHER ASSETS, NET OF LIABILITIES - 1.2%		7,342,033

TOTAL NET ASSETS - 100.0%		$607,262,616

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $161,811,057 or 26.6% of net assets. The Fund has no right to demand registration of these securities.

C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2026.

D	Perpetual maturity. The date shown, if any, is the next call date.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Zero coupon bond.
G

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $3,011,724 or 0.5% of net assets.

H	Value was determined using significant unobservable inputs.
I	Non-income producing security.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

ULC - Unlimited Liability Corporation.

Centrally Cleared Swap Agreements Outstanding on March 31, 2026:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2026(2) (%)	Curr	Notional Amount(3) (000s)	Premiums Paid (Received)	Fair Value(4)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover S45	5.00	Quarterly	6/20/2031	3.5279	EUR	17,103	$(1,211,075)	$(1,272,569)	$(61,494)

							$(1,211,075)	$(1,272,569)	$(61,494)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on March 31, 2026:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
GBP	1,943,906	USD	1,957,728	4/24/2026	SSB	$—	$(13,822)	$(13,822)
EUR	3,520,700	USD	3,536,151	4/24/2026	SSB	—	(15,451)	(15,451)
USD	3,482,790	EUR	3,482,766	4/24/2026	SSB	24	—	24
USD	117,417,058	GBP	116,296,992	4/24/2026	SSB	1,120,066	—	1,120,066
USD	282,469,719	EUR	282,382,647	4/24/2026	SSB	87,072	—	87,072

						$1,207,162	$(29,273)	$1,177,889

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

Other Abbreviations:

iTraxx	Credit Default Swap Index.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

March 31, 2026 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2026, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$75,381,406	$—	$75,381,406
Foreign Convertible Obligations	—	1,662,708	—	1,662,708
Foreign Corporate Obligations	—	279,238,010	—	279,238,010
Foreign Sovereign Obligations	—	57,801,750	—	57,801,750
Asset-Backed Obligations	—	100,306,870	2,996,450	103,303,320
U.S. Treasury Obligations	—	56,824,044	—	56,824,044
Foreign Common Stocks	1,694,209	—	15,274	1,709,483
Short-Term Investments	23,999,862	—	—	23,999,862

Total Investments in Securities - Assets	$25,694,071	$571,214,788	$3,011,724	$599,920,583

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,207,162	$—	$1,207,162

Total Financial Derivative Instruments - Assets	$—	$1,207,162	$—	$1,207,162

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(61,494)	$—	$(61,494)
Forward Foreign Currency Contracts	—	(29,273)	—	(29,273)

Total Financial Derivative Instruments - Liabilities	$—	$(90,767)	$—	$(90,767)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2026, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 6/30/2025	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 3/31/2026	Unrealized Appreciation (Depreciation) at Year End*
Asset-Backed Obligations	$—	$3,098,245	$—	$—	$—	$(101,795)	$—	$—	$2,996,450	$(101,795)
Foreign Common Stocks	—	10,395	—	—	—	4,879	—	—	15,274	4,879

	$—	$3,108,640	$—	$—	$—	$(96,916)	$—	$—	$3,011,724	$(96,916)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end.

For the period ended March 31, 2026, two asset-backed obligations have been fair valued at $2,996,450 and one foreign common stock has been fair valued at $15,274 by the Valuation Committee due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Fair Valuation Committee (“Valuation Committee”) may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Investments in open-end mutual funds are valued at closing NAV per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2026 (Unaudited)

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.